PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT.
PROPERTY, PLANT AND EQUIPMENT

7 Property, plant and equipment

Accounting policy

Property, plant and equipment

Owned assets

Items of property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses.

Depreciation is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight‑line method over their estimated useful lives, and is ultimately recognised in profit or loss. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term. Freehold land is not depreciated. The estimated useful lives of items of property, plant and equipment is 3–20 years and for buildings is 20–50 years.

Assets in course of construction are not depreciated until they are available for use.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Finance costs relating to the purchase or construction of property, plant and equipment and intangible assets that take longer than one year to complete are capitalised based on the Group weighted average borrowing costs. All other finance costs are expensed as incurred.

Leased assets

The assessment of whether a contract is or contains a lease takes place at the inception of the contract. The assessment involves whether the Group obtains substantially all the economic benefits from the use of that asset and whether the Group has the right to direct the use of the asset. The Group allocates the consideration in the contract to each lease and non-lease component. The non-lease component, where it is separately identifiable, is not included in the right-of-use asset.

The Group leases many assets including properties, motor vehicles and office equipment. The Group availed itself of the exemptions for short-term leases and leases of low-value items for leases other than those for properties and motor vehicles. The use of these exemptions does not have a material impact. The Group recognises a right-of-use asset and a lease liability at the commencement of the lease. The right-of-use asset is initially measured based on the present value of lease payments that are not paid at the commencement date plus initial direct costs less any incentives received. The lease payments are discounted using an incremental borrowing rate which is country-specific and reflective of the lease term. The right-of-use asset is depreciated over the shorter of the lease term or the useful life of the underlying asset.

Cash flows arising on lease interest payments are included in operating cash flows whereas cash flows arising on the capital repayments of the lease liability are included in financing cash flows.

Impairment of assets

The carrying values of property, plant and equipment are reviewed for impairment when events or changes in circumstances indicate the carrying value may be impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which it belongs.

An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s fair value less costs to sell and its value-in-use. In assessing value‑in-use, its estimated future cash flow is discounted to its present value using a pre-tax discount rate that reflects the current market assessment of the time value of money and the risks specific to the asset.

			Plant and equipment		Assets in
		Land and			course of
		buildings	Instruments	Other	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2018		301	1,284	1,062	94	2,741
Exchange adjustment		(6)	(45)	(20)	(1)	(72)
Additions		6	179	21	126	332
Disposals		–	(73)	(24)	(1)	(98)
Impairment		–	–	–	(1)	(1)
Transfers		34	43	(7)	(89)	(19)
At 31 December 2018		335	1,388	1,032	128	2,883
Recognition of right-of-use asset on initial application of IFRS 16		134	–	25	–	159
Adjusted balance at 1 January 2019		469	1,388	1,057	128	3,042
Exchange adjustment		2	(2)	8	1	9
Acquisitions	21	7	–	2	–	9
Additions		42	198	37	128	405
Disposals		(11)	(72)	(19)	(2)	(104)
Impairment		–	–	–	(4)	(4)
Transfers		24	–	57	(81)	–
At 31 December 2019		533	1,512	1,142	170	3,357
Depreciation and impairment
At 1 January 2018		91	904	697	–	1,692
Exchange adjustment		(2)	(30)	(14)	–	(46)
Charge for the year		14	163	74	–	251
Impairment		1	–	3	–	4
Disposals		–	(59)	(21)	–	(80)
Transfers		5	23	(28)	–	–
At 31 December 2018		109	1,001	711	–	1,821
Exchange adjustment		1	(2)	5	–	4
Charge for the year		51	157	84	–	292
Disposals		(6)	(60)	(17)	–	(83)
Transfers		–	(1)	1	–	–
At 31 December 2019		155	1,095	784	–	2,034
Net book amounts
At 31 December 2019		378	417	358	170	1,323
At 31 December 2018		226	387	321	128	1,062

Land and buildings includes land with a cost of $24m (2018: $21m) that is not subject to depreciation. There were no assets held under finance leases at 31 December 2018 and 2017.

Transfers from assets in course of construction includes $nil (2018: $19m) of software.

Group capital expenditure relating to property, plant and equipment contracted but not provided for amounted to $33m (2018: $16m).

The amount of borrowing costs capitalised in 2019 and 2018 was minimal.

Information about the Group’s right-of-use assets is outlined below:

	Land and buildings	Plant and equipment
2019	$ million	$ million
Additions	35	11
Depreciation charge in the year	37	13
Net book value at 31 December	132	24